As filed with the Securities and Exchange Commission on June 27, 2008
                                     Investment Company Act File Number 811-6152

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                  CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: January 31

Date of reporting period: April 30, 2008

ITEM 1: SCHEDULE OF INVESTMENTS

-------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
APRIL 30, 2008
(UNAUDITED)
===============================================================================


                                                                                                                      Ratings(a)
                                                                                                                   ----------------
    Face                                                                         Maturity    Current      Value            Standard
   Amount                                                                          Date     Coupon(b)    (Note 1)  Moody's & Poor's
----------                                                                         ----     ---------    --------  ------- --------
Put Bonds (c) (7.10%)
-----------------------------------------------------------------------------------------------------------------------------------
$   260,000   Puerto Rico Industrial Medical & Environmental RB
              (Abbott Laboratories Project) - Series 1983A                       03/01/09     2.25%  $    260,000      P-1     A-1+
  5,470,000   Puerto Rico Industrial Medical & Environmental RB
              (Abbott Laboratories Project) - Series 1983A                       03/01/09     2.25      5,470,000      P-1     A-1+
-----------                                                                                          ------------
  5,730,000   Total Put Bonds                                                                           5,730,000
-----------                                                                                          ------------
Tax Exempt Commercial Paper (8.06%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000   New Jersey EDA
              (Chambers Co-Generation Ltd Partnership) 1991 Project
              LOC Dexia CLF                                                      07/07/08     1.58%  $  2,500,000    VMIG-1    A-1+
  4,000,000   Salem County, NJ (Philadelphia Electric Co)
              LOC BNP Paribas                                                    06/05/08     1.90      4,000,000    VMIG-1    A-1+
-----------                                                                                          ------------
  6,500,000   Total Tax Exempt Commercial Paper                                                         6,500,000
-----------                                                                                          ------------
Tax Exempt General Obligation Notes & Bonds (24.89%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,505,408   Fairview, NJ BAN (d)                                               02/20/09     1.24%  $  3,526,601
    932,700   Mantua Township, NJ - Series 2007 BAN (d)                          05/06/08     3.84        932,751
  4,512,400   Middle Township, NJ BAN - Series B (d)                             07/17/08     3.75      4,516,969
  1,335,379   Neshaminy School District, PA TRAN (d)                             06/30/08     3.90      1,335,904
    609,750   Newton, NJ BAN  (d)                                                07/03/08     3.81        610,198
  6,500,000   Ocean City, NJ BAN (d)                                             07/18/08     3.75      6,503,325
  1,650,000   Summit, NJ BAN (d)                                                 02/06/09     1.94      1,653,847
  1,000,000   West Paterson, NJ BAN                                              07/18/08     3.74      1,001,360              A-1
-----------                                                                                          ------------
 20,045,637   Total Tax Exempt General Obligation Notes & Bonds                                        20,080,955
-----------                                                                                          ------------
Tax Exempt Variable Rate Demand Instruments (e) (59.14%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   ABN Amro MuniTops Certificate Trust 2002-33
              Port Authority of New York and New Jersey Consolidated Bonds -
              One Hundred Twenty-Eighth Series
              LOC Dexia CLF                                                      11/01/10     2.43%  $  2,000,000    VMIG-1
  7,000,000   BB&T Municipal Trust Floater - Series 2006
              LOC Branch Banking & Trust Company                                 07/01/32     2.46      7,000,000    VMIG-1
    700,000   Camden County, NJ Improvement Authority RB
              (Parkview Redevelopment Housing Project) - Series 2006
              Collateralized by Federal National Mortgage Association            04/15/36     2.20        700,000              A-1+
  1,500,000   Douglas County, NE IDRB
              (Phillips Manufacturing Project) - Series 2002
              LOC Wells Fargo Bank, N.A.                                         12/01/18     2.53      1,500,000              A-1+
  2,000,000   Eagle Tax-Exempt Trust, J Series 2006 0107 Class A COPs
              (Related to the Port Authority of New York and New Jersey
              Consolidated Bonds 143rd Series)                                   04/01/36     2.50      2,000,000              A-1+
  1,860,000   Floaters Guarantor Trust Certificates, Series 2005-L26U
              Related to New Jersey Health Care Facilities Finance Authority
              (Bayonne Hospital Obligated Group Issue)
              LOC Dexia CLF                                                      07/01/12     3.00      1,860,000    VMIG-1    A-1
  1,000,000   Fulton County, KY Industrial Building RB
              (The Burke - Parsons - Bowlby Corporation Project) - Series 2006
              LOC Branch Banking & Trust Company                                 07/01/26     2.58      1,000,000      P-1     A-1+
  1,710,000   Jefferson County, KY Industrial Building RB
              (R.C. Tway Company D/B/A Kentucky Manufacturing
              Company Project) - Series 1998
              LOC JPMorgan Chase Bank, N.A.                                      06/01/18     2.75      1,710,000      P-1     A-1+
  2,180,000   Medina County, OH IDRB
              (Three D Metals Inc. Project) - Series 1998 (d)
              LOC Bank One, N.A.                                                 12/01/18     2.61      2,180,000
  2,000,000   Memphis, TN Health, Educational & Housing Facility Board MFHRB
              (Ashland Lakes Apartments Project) - Series 2006A
              LOC U.S. Bank, N.A.                                                08/01/41     2.50      2,000,000              A-1+
    670,000   Michigan State Strategic Funding Limited Obligation RB
              (Gudel Lineartec Inc. Project) - Series 1997 (d)
              LOC Fifth Third Bank                                               06/01/12     2.68        670,000
  2,250,000   Milwaukee, WI IDRB (Midwest Express Airlines Inc.)-Series 1998 (d)
              LOC U.S. Bank, N.A.                                                08/01/30     2.86      2,250,000
  2,300,000   New Jersey EDA (Stolthaven Perth Amboy Inc. Project)- Series 1998A
              LOC Citibank, N.A.                                                 01/15/18     2.29      2,300,000      P-1     A-1+
  1,500,000   New Jersey EDA Dock Facility Refunding RB
              (Bayonne/Imtt Project) - Series C
              LOC SunTrust Bank                                                  12/01/27     2.45      1,500,000    VMIG-1
  1,250,000   New Jersey EDA Dock Facility Refunding RB
              (Bayonne/Imtt Project) - Series B
              LOC SunTrust Bank                                                  12/01/27     2.45      1,250,000    VMIG-1
    270,000   New Jersey EDA IDRB (Kooltronic Incorporated Project)
              LOC Wachovia Bank, N.A.                                            12/01/08     2.48        270,000      P-1     A-1+
  1,000,000   New Jersey EDA Refunding RB
              (Union County Genlyte Project)
              LOC Bank of America, N.A.                                          10/15/09     2.50      1,000,000      P-1
    220,000   New Jersey EDA School RB (The Peddie School Project)
              - Series 1994B                                                     02/01/19     2.33        220,000              A-1
    550,000   New Jersey EDA School RB (The Peddie School Project)
              - Series 1996                                                      02/01/26     2.33        550,000              A-1
    100,000   New Jersey Health Care Facilities Financing Authority RB
              (The Community Hospital Group, Inc. Project) - Sereis 2005 A-3
              LOC Wachovia Bank, N.A.                                            07/01/30     2.36        100,000    VMIG-1    A-1+
    745,000   New Jersey Health Care Facilities Financing Authority RB
              (South Jersey Hospital Inc. Project) - Series 2004 A-4
              LOC Wachovia Bank, N.A.                                            07/01/34     2.40        745,000    VMIG-1
  2,905,000   New Jersey Health Care Facilities Financing Authority RB
              (Robert Wood Johnson Univeristy Hospital Project)-Series 2003 A-3
              LOC Wachovia Bank, N.A.                                            07/01/23     2.32      2,905,000    VMIG-1
    100,000   New Jersey EDA (Rutgers State University) - Series 2002A           05/01/18     1.90        100,000    VMIG-1    A-1+
  2,150,000   New Jersey State EDA RB (Campus 130 Association)
              LOC Bank of New York Mellon                                        12/01/11     2.45      2,150,000      P-1     A-1+
  1,650,000   New Jersey State Educational Facilities Authority RB
              (Princeton University) - Series 2002B                              07/01/22     2.70      1,650,000    VMIG-1    A-1+
    100,000   New Jersey EDA School Facilities Construction Bonds
              2006 Subseries - R1
              LOC Lloyds/Bank of Nova Scotia                                     09/01/31     2.55        100,000    VMIG-1    A-1+
    250,000   New Jersey EDA School Facilities Construction Bonds
              2006 Subseries - R3
              LOC Lloyds/Bank of Nova Scotia                                     09/01/31     2.33        250,000    VMIG-1    A-1+
  4,000,000   TICs/TOCs Trust Series 2000-1 Relating to Puerto Rico
              Infrastructure Financing Authority Special Obligation Bonds
              - 2001
              Insured by FSA                                                     07/01/27     2.41      4,000,000              A-1+
  2,750,000   TICs/TOCs Trust Series 2000-1 Relating to Puerto Rico
              Infrastructure Financing Authority Special Obligation Bonds
              - 2000 Series A
              Collateralized by U.S. Government                                  04/01/27     2.41      2,750,000              A-1+
  1,000,000   Town of Ridgeland, SC RB
              (LRC Ridgeland, LLC Project) - Series 2006A
              LOC Columbus Bank & Trust                                          09/01/21     3.71      1,000,000      P-1     A-1
-----------                                                                                           -----------
 47,710,000   Total Tax Exempt Variable Rate Demand Instruments                                        47,710,000
-----------                                                                                           -----------
              Total Investments (99.19%)                                                               80,020,955
              Cash and other assets, net of liabilities (0.81%)                                           649,689
                                                                                                      -----------
              Net Assets (100.00%)                                                                    $80,670,644
                                                                                                      ===========
              Net Asset Value, offering and redemption price per share:
              Class A Shares, 53,700,506         shares outstanding                                   $      1.00
                                                                                                      ===========
              Class B Shares, 26,981,001         shares outstanding                                   $      1.00
                                                                                                      ===========


Note 1 Valuation of Securities -

Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

The Fund adopted Finanical Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on February 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liabily based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the ircumstances. The Fund's investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. The hierarchy of inputs is summarized below.

Level 1-quoted prices in active markets for identical investments.

Level 2-other significant observable inputs (including quoted prices for prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3-significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk asssociated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2008 in valuing the Fund's investments:

                                                           Investment in
Valuation Inputs                                            Securities
-----------------------------------------------------------------------------

Level 1                                                   $          -
Level 2                                                     80,020,955
Level 3                                                              -
                                                          ------------
                                                            80,020,955
FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c)  The maturity date indicated is the next put date.

(d) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(e) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
     BAN      =   Bond Anticipation Note                      MFHRB      =   Multi Family Housing Revenue Bond
     COPs     =   Certificates of Participation               RB         =   Revenue Bond
     EDA      =   Economic Development Authority              TICs       =   Trust Inverse Certificates
     FSA      =   Financial Security Assurance                TOCs       =   Tender Option Certificates
     IDRB     =   Industrial Development Revenue Bond         TRAN       =   Tax and Revenue Anticipation Notes
     LOC      =   Letter of Credit


ITEM 2:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3:    EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New Jersey Daily Municipal Income Fund, Inc.

By (Signature and Title)* /s/Christine Manna
                             Christine Manna, Secretary

Date: June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Michael P. Lydon
                             ------------------
                             Michael P. Lydon, President

Date: June 27, 2008

By (Signature and Title)*    /s/ Joseph Jerkovich
                             ----------------
                             Joseph Jerkovich, Treasurer and Assistant Secretary

Date: June 27, 2008

* Print the name and title of each signing officer under his or her signature.